Income Taxes - Summary of Operating Loss Carryforwards and Expiration (Parenthetical) (Detail) - Foreign Loss Carryforwards [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards that will expire between 2018 and 2030 if not utilized	$ 11,697,000
Operating loss carry forwards, expiration year	2018-Indefinite [1]
Net operating loss carry forwards, not expiring	$ 14,349,000
Operating loss carry forwards, expiration year	Expire between 2018 and 2030

[1]	Of the Company's foreign net operating loss carryforwards, $11,697,000 will expire between 2018 and 2030 if not utilized, and $14,349,000 will carryforward indefinitely.